Commitments (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 sqft	Dec. 31, 2012 sqft
Commitments (Textual) [Abstract]
Material operating leases		$ 0
Notes payable		0
Purchase commitment and operating lease		$ 0
Office Space	1,954	1,954